Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates of consolidated financial statements	Dec. 31, 2022	Dec. 31, 2021
US$ against RMB [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Balance sheet items, except for equity accounts	6.8972	6.3726
US$ against AED [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Balance sheet items, except for equity accounts	3.6722	Not applicable